Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Trade Receivables and Roll Forward of Allowance For Doubtful Accounts
A summary roll forward of the allowance for doubtful accounts, for 2014, 2013 and 2012 is as follows (in millions):

Allowance for doubtful accounts as of December 31, 2011	$(33.1)
Bad debt expense	(5.4)
Write-offs, net of recoveries	18.6
Allowance for doubtful accounts as of December 31, 2012	(19.9)
Bad debt expense	(3.2)
Write-offs, net of recoveries	6.9
Allowance for doubtful accounts as of December 31, 2013	(16.2)
Bad debt expense	(8.5)
Write-offs, net of recoveries	9.1
Allowance for doubtful accounts as of December 31, 2014	$(15.6)
A summary of trade receivables, net, as of December 31, 2014 and 2013 is as follows (in millions):

	2014	2013
Trade receivables — billed	$983.7	$885.7
Trade receivables — unbilled	158.3	118.4
Total trade receivables	1,142.0	1,004.1
Allowance for doubtful accounts	(15.6)	(16.2)
Total trade receivables, net	$1,126.4	$987.9

Schedule of Net Earnings Per Share
Net earnings and earnings per share for the years ended December 31, 2014, 2013 and 2012 are as follows (in millions, except per share data):

	Year ended December 31,
	2014	2013	2012
Earnings from continuing operations attributable to FIS, net of tax	$690.5	$490.0	$538.3
Earnings (loss) from discontinued operations attributable to FIS, net of tax	(11.4)	3.1	(77.1)
Net earnings attributable to FIS common stockholders	$679.1	$493.1	$461.2
Weighted average shares outstanding — basic	284.8	289.7	291.8
Plus: Common stock equivalent shares	3.9	4.5	5.7
Weighted average shares outstanding — diluted	288.7	294.2	297.5
Net earnings per share — basic from continuing operations attributable to FIS common stockholders	$2.42	$1.69	$1.84
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders	(0.04)	0.01	(0.26)
Net earnings per share — basic attributable to FIS common stockholders *	$2.38	$1.70	$1.58
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders	$2.39	$1.67	$1.81
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders	(0.04)	0.01	(0.26)
Net earnings per share — diluted attributable to FIS common stockholders *	$2.35	$1.68	$1.55

* amounts may not sum due to rounding.